Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2019
Basis of preparation of the financial statements
Basis of preparation of the financial statements

2.  Basis of preparation of the financial statements

a) Statement of compliance

The consolidated financial statements of the Company (“financial statements”) have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

b) Basis of presentation

The financial statements have been prepared on a historical cost basis as adjusted to reflect: (i) the fair value of financial instruments measured at fair value through income statement or at fair value through the statement of comprehensive income; and (ii) impairment of assets.

Certain reclassifications have been made to amounts presented in the explanatory notes to conform to the current year presentation.

These financial statements were authorized for issue on February 20, 2020, except for notes 3(f.iii) and 34, as to which the date of approval is April 3, 2020.

c) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate for the year ended
	2019	2018	2017	2019	2018	2017
US Dollar ("US$")	4.0307	3.8748	3.3080	3.9461	3.6558	3.1925
Canadian dollar ("CAD")	3.1034	2.8451	2.6344	2.9746	2.8190	2.4618
Euro ("EUR" or "€")	4.5305	4.4390	3.9693	4.4159	4.3094	3.6088

d) Significant accounting policies

Significant accounting policies used in the preparation of these financial statements are disclosed in the respective notes. The accounting policies have been consistently applied to all years presented, except for the adoption of the new accounting standards described as follows:

IFRIC 23 Uncertainty over income tax treatments – IFRIC 23 became effective for annual periods beginning on or after January 1, 2019 and clarifies the measurement and recognition requirements of IAS 12 Income taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by tax authorities, and (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits, and tax rates.

Upon adoption of the Interpretation, the Company considered whether it has any uncertain tax positions, particularly those relating to the deduction of social security contributions on the net income (“CSLL”) in Brazil, and determined that, although there is an uncertainty that could affect the 2018 year end, it is deemed probable that the Company’s treatments will be accepted by the Brazilian tax authority. Further details in relation to this uncertain tax position is disclosed in note 8.

IFRS 16 Leases – The Company applied IFRS 16 from January 1, 2019 using the retrospective approach with the cumulative effect recognized as at the date of initial application. Accordingly, the comparative information has not been restated and continues to be presented under IAS 17 and related interpretations. On transitioning to IFRS 16, the lease agreements were recognized in the statement of financial position and measured discounting the remaining minimum contractual payments at the present value, using the Company’s incremental borrowing rate, depending on the remaining lease term.

The Company used the following practical expedients in applying IFRS 16: (i) applied a single discount rate to a portfolio of leases with similar characteristics; (ii) applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases will be recognized as an expense on a straight-line basis over the lease term; and (iii) used hindsight when determining the lease term, to determine if the contract contains options to extend or terminate the lease.

As a result of IFRS 16 adoption, the Company has changed its accounting policy for lease contracts, except for its mineral leases, as the standard excludes from its scope leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources. Details of these changes are summarized below.

The ferrous minerals produced in Brazil are mainly shipped to Asia. The Company has leased the Ponta da Madeira and Itaguaí maritime terminals in Brazil, that are primarily for the delivery of iron ore and iron ore pellets to bulk carrier vessels. The remaining lease terms are, respectively, 4 and 7 years for the ports in Brazil. Vale also has a lease agreement for a maritime terminal in Oman, which is used to deliver iron ore pellets produced in that location. The remaining lease term is 24 years for the port in Oman.

Some of the delivery of iron ore from Brazil to the Asian clients are made through five time-charter agreements, which have 11 years remaining lease term on average.

As part of the ferrous minerals segment, the Company also has long-term agreements for the exploration and processing of iron ore with its joint ventures, such as the agreements to lease the pelletizing plants in Brazil. These lease agreements contain variable payment terms based on the pellet production.

In addition, the Company leases an oxygen plant dedicated to the base metals operation, as part of its nickel operation run in Canada. The remaining period of this lease agreement is 11 years.

The Company also has a long-term contract related to the right of use of certain locomotives dedicated to the transportation of coal in Mozambique, which has a remaining lease term of 7 years.

Vale has leased properties for its operational facilities and commercial and administrative offices in the various locations where the Company conducts its business.

Following are the discount rates applied in discounting the lease liabilities at present value:

Discount rate
Ports	3% to 6%
Vessels	3% to 6%
Pellets plants	3% to 6%
Properties	3% to 7%
Energy plants	4% to 5%
Locomotives	7%
Mining equipment	4% to 6%

Until December 31, 2018, the lease arrangements were classified as operating leases and were not recognized in the Company’s statement of financial position. The contractual payments were recognized in the income statement on a straight-line basis over the term of the lease.

Following are the lease liabilities recognized under IFRS 16 reconciled to the disclosed operating lease commitments under IAS 17, as at December 31, 2018:

	Lease commitments
	disclosed on December		Present value	Lease liability recognized
	31, 2018	Contracts scoped out	adjustment	on January 1, 2019
Ports	1,131	—	(364)	767
Vessels	769	(1)	(164)	604
Pellets plants	218	(15)	(52)	151
Properties	162	(1)	(24)	137
Energy plants	94	—	(29)	65
Locomotives	68	(7)	(16)	45
Mining equipment	55	(18)	(5)	32
Total	2,497	(42)	(654)	1,801

The lease liability is presented on the statement of financial position as “Leases” and the accounting policy related to leases is disclosed in note 19. The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2019 was US$560. The interest accretion recognized in the income statement is disclosed in note 6.

Changes in the recognized right-of-use assets and leases liabilities are as follows:

	Assets
		Additions and contract			Translation	December 31,
	January 1, 2019	modifications (i)	Impairment (ii)	Depreciation	adjustment	2019
Ports	767	13	—	(41)	(5)	734
Vessels	604	28	—	(50)	—	582
Pellets plants	151	60	—	(35)	(15)	161
Properties	137	42	(16)	(30)	—	133
Energy plants	65	4	—	(7)	2	64
Locomotives	45	—	(39)	(6)	—	—
Mining equipment	32	—	—	(14)	—	18
Total	1,801	147	(55)	(183)	(18)	1,692

	Liabilities
		Additions and contract			Translation	December 31,
	January 1, 2019	modifications (i)	Payments	Interest	adjustment	2019
Ports	767	13	(55)	31	(6)	750
Vessels	604	28	(74)	22	—	580
Pellets plants	151	60	(36)	8	(8)	175
Properties	137	42	(34)	7	—	152
Energy plants	65	4	(7)	4	5	71
Locomotives	45	—	(8)	3	—	40
Mining equipment	32	—	(10)	1	—	23
Total	1,801	147	(224)	76	(9)	1,791

(i) Additions mainly relates to new administrative offices lease and to renewal of the contract with Nibrasco, a pelletizing plant, which expires in December 2022.

(ii) Relates to the impairment of coal business assets, which resulted in the provision for loss of properties e and locomotive right of use assets. Further details in relation to the impairment is disclosed in note 20.

The annual minimum payments are presented as follows:

	2020	2021	2022	2023	2024 onwards	Total
Ports	59	59	59	58	851	1,086
Vessels	67	65	63	62	465	722
Pellets plants	35	31	31	11	110	218
Properties	42	37	22	18	64	183
Energy plants	7	7	7	7	64	92
Locomotives	8	8	8	8	23	55
Mining equipment	7	6	6	4	4	27
Total	225	213	196	168	1,581	2,383

The amounts in the table above presents the undiscounted lease obligation by maturity date. The lease liability disclosed as “leases” in the balance sheet is measured at the present value of such obligations.

f) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and the application of judgment by management in applying the Company’s accounting policies. These estimates are based on the experience, best knowledge, information available at the statement of financial position date and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Changes in facts and circumstances may lead to the revision of these estimates. Actual future results may differ from estimates.

The significant estimates and judgments applied by the Company in the preparation of these financial statements are as follows:

Note	Significant estimates and judgments
3	Brumadinho dam failure
7	Deferred revenue
8	Deferred income taxes
15	Consolidation
19	Mineral reserves and mine useful life
20	Impairment of non-current assets
22	Liabilities related to associates and joint ventures
24	Fair values estimate
27	Asset retirement obligation
28	Litigation
29	Employee post-retirement obligations